INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 2,214,504,689	$ 2,114,859,467	$ 2,199,109,747
Total liabilities	1,350,789,946	1,301,626,118	1,356,939,720
Net sales	1,672,915,799	1,848,878,619	1,777,459,320
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	1,411,179	(80,360)	$ (262,582)
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	78,714,139	74,308,406
Total liabilities	40,800,603	36,654,412
Net sales	53,073,645	49,924,142
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 1,086,050	$ 2,405,060
Date of end of reporting period of financial statements of associate	Dec. 31, 2018	Dec. 31, 2017
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 106,598,837	$ 111,697,833
Total liabilities	49,151,318	54,000,005
Net sales	57,570,452	52,507,920
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 936,360	$ (1,541,788)
Date of end of reporting period of financial statements of associate	Nov. 30, 2018	Dec. 31, 2017
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 10,850,626	$ 10,851,460
Total liabilities	34	35
Net sales	348,705
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 348,705	$ (137,007)
Date of end of reporting period of financial statements of associate	Nov. 30, 2018	Dec. 31, 2017
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 513,823	$ 473,226
Total liabilities	277,055
Net sales	233,182	469,509
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 233,182	$ 469,509
Date of end of reporting period of financial statements of associate	Nov. 30, 2018	Dec. 31, 2017
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 257,149,411	$ 282,895,158
Total liabilities	57,538,296	79,689,080
Net sales	161,749,228	198,216,570
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 2,000,217	$ (157,266)
Date of end of reporting period of financial statements of associate	Nov. 30, 2018	Dec. 31, 2017
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 96,963,355	$ 88,327,243
Total liabilities	21,568,158	11,407,361
Net sales	12,169,188	3,345,146
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 7,753,517	$ 1,927,488
Date of end of reporting period of financial statements of associate	Nov. 30, 2018	Dec. 31, 2017
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Total assets	$ 101,275,213	$ 48,190,779
Total liabilities	11,582,021	4,594,308
Net sales	2,673,496
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	$ 1,506,540	$ (248,532)
Date of end of reporting period of financial statements of associate	Dec. 31, 2018	Nov. 30, 2017